Vista Outdoor Inc. - 10-K Employee Benefit Plans	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee Benefit Plans	Employee Benefit Plans
We recognized an aggregate net loss of $415 and $237 for employee defined benefit plans during the three months ended June 30, 2024 and June 25, 2023, respectively.
Employer contributions and distributions—We made contributions of $3,500 and $0 to our pension trust during the three months ended June 30, 2024 and June 25, 2023, respectively. Substantially all contributions made to our pension trust were required by local funding requirements. We currently expect to make additional contributions of $800 during fiscal year 2025. Required future pension contributions are estimated based upon assumptions such as discount rates on future obligations, assumed rates of return on plan assets, and legislative changes. Actual future pension costs and required funding obligations will be affected by changes to these assumptions.
For those same periods, we made no contributions to our other postretirement benefit plans, and we made no distributions to retirees under our non-qualified supplemental executive retirement plan. No additional contributions are required, and we are not expecting to make any contributions to our other postretirement benefit plans, or directly to retirees under our non-qualified supplemental executive retirement plans for the remainder of fiscal year 2025.
Employee Benefit Plans
Effective February 9, 2015, we sponsored a qualified defined benefit pension and OPEB plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and a SERP plan. These are designed to provide employees with additional security for their retirement. The OPEB Plan was terminated in fiscal 2022 and in fiscal 2018 the pension plan was amended to freeze the accrued benefits and cash balances of the plan, except with respect to additional interest credits required to be made. The SERP plan is immaterial.
Defined Benefit Plan
During fiscal years 2024, 2023, and 2022, we recognized an aggregate net expense for employee defined benefit plans of $951, $1,525, and $426 respectively.
We recognize the funded status of our defined benefit pension plan measured as the difference between the fair value of the plan assets and the benefit obligation. Benefit obligation balances reflect the projected benefit obligation ("PBO") for our pension plan. The weighted average discount rate used to determine the PBO was 5.2% and 4.9% as of March 31, 2024 and 2023, respectively, which decreases the PBO. The fair value of the plan assets was $138,247 and $143,658 as of March 31, 2024 and 2023, respectively. The decrease in fair value from prior year related to benefit payments of $(13,190) partially offset by return on plan assets of $7,779. The benefit obligation was $159,006 and $167,047 as of March 31, 2024 and 2023, respectively. The decrease was related to benefit payments of $(13,190) and actuarial gain of $(2,700) partially offset by interest cost of $7,849. This resulted in an unfunded liability of $20,759 and $23,389 as of March 31, 2024 and 2023, respectively, which is primarily recorded within accrued pension liability on the consolidated balance sheets.
Since 2018, participating employee’s benefits continue to grow based on annual interest credits applied to the employee’s cash balance account until the commencement of the employee’s benefit. Prior to the amendments, the benefits under the affected plans were determined by a cash balance formula that provided participating employees with an annual pay credit as a percentage of their eligible pay based on their age and eligible service.
The weighted average interest crediting rate was 4% for fiscal years 2024 and 2023, respectively. The plan assets are invested in a variety of financial funds which have investments in a variety of financial instruments including equities, fixed income, and hedge funds. Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long-term. The investment goals are (1) to meet or exceed the assumed actuarial rate of return of 6.25% and 6.5% over the long-term within reasonable and prudent levels of risk as of March 31, 2024 and 2023, respectively, and (2) to preserve the real purchasing power of assets to meet future obligations.
Investments in financial funds are valued by multiplying the fund's net asset value ("NAV") per share with the number of units or shares owned as of the valuation date. NAV per share is determined by the fund's administrator or our custodian by deducting from the value of the assets of the fund all its liabilities and the resulting number is divided by the outstanding number of shares or units. Investments held by the funds are valued on the basis of valuations furnished by a pricing service approved by the fund's investment manager, which determines valuations using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders, or at fair value as determined in good faith by the fund's investment manager. For those assets that are invested within hedge funds there are certain restrictions on redemption of those assets including a one-year lockup period from initial investment and thereafter a 65-day notice period prior to redemption. There are no other significant restrictions on redemption of assets within other asset categories.
Employer contributions and distributions—During fiscal year 2024, we made contributions of $0 directly to the pension trust, made contributions of $0 to our other postretirement benefit plans, and made distributions of $0 directly to retirees under our non-qualified supplemental executive retirement plans, respectively. During fiscal year 2023, we made contributions of $0 directly to our pension trust, made contributions of $0 to our other postretirement benefit plans, and made distributions of $0 directly to retirees under our non-qualified supplemental executive retirement plans, respectively. During fiscal year 2022, we made contributions of $1,300 directly to our pension trust, made contributions of $0 to our other postretirement benefit plans, and made distributions of $0 directly to retirees under our non-qualified supplemental executive retirement plans, respectively.
Substantially all contributions made to our pension trust were required by local funding requirements. We currently expect to make contributions of $4,300 during fiscal year 2025. Required future pension contributions are estimated based upon assumptions such as discount rates on future obligations, assumed rates of return on plan assets, and legislative changes. Actual future pension costs and required funding obligations will be affected by changes to these assumptions.
The following benefit payments, which reflect expected future service, are expected to be paid primarily out of the pension trust:

Fiscal year 2025	$14,854
Fiscal year 2026	13,488
Fiscal year 2027	13,212
Fiscal year 2028	13,113
Fiscal year 2029	13,439
Fiscal years 2030 through 2034	61,959
Defined Contribution Plan
We sponsor a defined contribution retirement plan, a 401(k) savings plan. The plan is a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974 and covers most employees in the U.S.
Total contributions in fiscal years 2024, 2023, and 2022 were $21,399, $22,298, and $20,462, respectively.